Financial risk management (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Tax rate effect	10.00%	10.00%
Borrowings interest rate	0.50%	0.50%
Loss after tax	$ 15,474	$ 16,504
Trade receivables percentage	60.40%	76.30%
Net tangible assets	$ 2,200,000
Share price	$ 34.50
Exercise price of warrants	$ 0.03
Trading days disclosure	the last sales price of OIO ordinary shares equals or exceeds US$18 per share for any 20 trading days within a 30 trading day period ending three business days before OIO sends the notice of redemption
Warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants	$ 0.10
Warrants outstanding	931,733
Public warrants [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	8,625,000
Private warrants [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	692,331